Income Taxes	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Income Taxes

7. Income Taxes.

Fiscal 2018 net income included $3,444,000 due to a deferred tax benefit resulting from revaluing the company’s net deferred tax liabilities per the Tax Cuts and Jobs Act of 2017. As the Company has a September 30 fiscal year-end, the lower corporate income tax rate will be phased in, resulting in a U.S. statutory federal rate of approximately 24.28% for our fiscal year ending September 30, 2018, and 21% for subsequent fiscal years. The effective tax rate including the effect of state income taxes, but not including excess tax benefits from stock option exercises, is projected to decrease from 39.5% to 30.5% for fiscal 2018 and 27.5% for subsequent years. The tax rate for any year could be higher due to the impact of net worth taxes, permanent differences, and penalties and interest on lower than projected book income.

The provision for or benefit from income taxes for continuing operations for fiscal years ended September 30 consists of the following (in thousands):

	2018	2017	2016
Current:
Federal	$865	739	1,247
State	304	164	334
	1,169	903	1,581
Deferred	(4,091)	(434)	2,067

Total	$(2,922)	469	3,648

A reconciliation between the amount of tax shown above and the amount computed at the statutory Federal income tax rate follows (in thousands):

	2018	2017	2016
Amount computed at statutory
Federal rate	$532	781	3,180
State income taxes (net of Federal
income tax benefit)	131	108	440
Excess tax benefits from stock option exercises	(170)	(427)	—
Gain on rate change due to Tax Cut and Jobs
Act of 2017	(3,444)	—	—
Other, net	29	7	28
Provision for income taxes	$(2,922)	469	3,648

In this reconciliation, the category “Other, net” consists of changes in permanent tax differences related to non-deductible expenses, goodwill tax amortization, interest and penalties, and adjustments to prior year estimates.

The types of temporary differences and their related tax effects that give rise to deferred tax assets and deferred tax liabilities at September 30, are presented below (in thousands):

	2018	2017
Deferred tax liabilities:
Property and equipment	$6,849	11,568
Prepaid expenses	478	121
Gross deferred tax liabilities	7,327	11,689
Deferred tax assets:
Insurance liabilities	448	159
Employee benefits and other	939	1,485
Gross deferred tax assets	1,387	1,644
Net deferred tax liability	$5,940	10,045

The Company has no unrecognized tax benefits.

Patriot tax returns in the U.S. and various states that include the Company are subject to audit by taxing authorities. As of September 30, 2018, the earliest tax year that remains open for audit in the Unites States is 2013.